Consolidated Statements of Comprehensive Loss (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (27,466)	$ (8,141)
Other comprehensive loss:
Available for sale securities - net unrealized loss	(57)	(15)
Total other comprehensive loss	(57)	(15)
Comprehensive loss	(27,523)	(8,156)
Comprehensive income attributable to noncontrolling interests	0	9
Comprehensive loss attributable to Caladrius Biosciences, Inc. common stockholders	$ (27,523)	$ (8,165)